Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Variable Interest Entities

NOTE 16. VARIABLE INTEREST ENTITIES

The primary beneficiary of a VIE is required to consolidate the VIE and to disclose certain information about its significant variable interests in the VIE. The primary beneficiary of a VIE is the entity that has both 1) the power to direct the activities that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE.

Dominion Energy

At December 31, 2022, Dominion Energy owns a 50% membership interest in Cove Point, as discussed in Notes 3 and 9. Dominion Energy concluded that Cove Point is a VIE due to the limited partners lacking the characteristics of a controlling financial interest. As a result of the GT&S Transaction, effective November 1, 2020, Dominion Energy is no longer the primary beneficiary of Cove Point as BHE retains the power to direct the activities that most significantly impact Cove Point’s economic performance. Dominion Energy’s maximum exposure to loss is limited to its current and future investment, as well as any obligations under guarantees provided. See Note 23 for additional information.

At December 31, 2022, Dominion Energy owns a 53% membership interest in Atlantic Coast Pipeline. Dominion Energy concluded that Atlantic Coast Pipeline is a VIE because it has insufficient equity to finance its activities without additional subordinated financial support. Dominion Energy has concluded that it is not the primary beneficiary of Atlantic Coast Pipeline as it does not have the power to direct the activities of Atlantic Coast Pipeline that most significantly impact its economic performance, as the power to direct is shared with Duke Energy. Dominion Energy is obligated to provide capital contributions based on its ownership percentage. Dominion Energy’s maximum exposure to loss is limited to any future investment. See Note 9 for additional details regarding the nature of this entity.

Dominion Energy and Virginia Power

The Companies’ nuclear decommissioning trust funds and Dominion Energy’s rabbi trusts hold investments in limited partnerships or similar type entities (see Note 9 for additional details). Dominion Energy and Virginia Power concluded that these partnership investments are VIEs due to the limited partners lacking the characteristics of a controlling financial interest. Dominion Energy and Virginia Power have concluded neither is the primary beneficiary as they do not have the power to direct the activities that most significantly impact these VIEs’ economic performance. Dominion Energy and Virginia Power are obligated to provide capital contributions to the partnerships as required by each partnership agreement based on their ownership percentages. Dominion Energy and Virginia Power’s maximum exposure to loss is limited to their current and future investments.

Virginia Power

Virginia Power purchased shared services from DES, an affiliated VIE, of $396 million, $380 million and $349 million for the years ended December 31, 2022, 2021 and 2020, respectively. Virginia Power’s Consolidated Balance Sheets included amounts due to DES of $28 million at December 31, 2022, and $20 million at December 31, 2021, respectively, recorded in payables to affiliates in the Consolidated Balance Sheets. Virginia Power determined that it is not the primary beneficiary of DES as it does not have power to direct the activities that most significantly impact its economic performance as well as the obligation to absorb losses and benefits which could be significant to it. DES provides accounting, legal, finance and certain administrative and technical services to all Dominion Energy subsidiaries, including Virginia Power. Virginia Power has no obligation to absorb more than its allocated share of DES costs.